COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
9. COMMITMENTS AND CONTINGENCIES

No material claims have been filed against the Company or are outstanding as of December 31, 2023 and as of June 30, 2024.

The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings resulting from operating the vessels in numerous jurisdictions worldwide. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company’s management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company’s results of operations in a given year.